Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2011
Vanguard Institutional Index Fund - Institutional Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%	[1]
Vanguard Institutional Index Fund - Institutional Plus Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%	[1]
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.007%
Total Annual Fund Operating Expenses	0.047%	[1]
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.007%
Total Annual Fund Operating Expenses	0.027%	[1]

[1]	The Total Annual Fund Operating Expenses in this table have been restated to reflect current operating expenses for the Fund.